WARRANTS TO PURCHASE ORDINARY SHARES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
WARRANTS TO PURCHASE ORDINARY SHARES
NOTE 4  - WARRANTS TO PURCHASE ORDINARY SHARES:

a.	January Public Offering of Ordinary Shares, Pre-Funded Warrants, and Ordinary Warrants.
On January 15, 2025, the Company offered and sold in, and January 17, 2025, the Company completed, a public offering (the “January Offering”) of 14,309 ordinary shares and 14,309 ordinary warrants to purchase up to 14,309 ordinary shares, at a purchase price of $202.5 per ordinary share and accompanying warrant, and 10,386 pre-funded warrants to purchase up to 10,386 ordinary shares (the “January Pre-Funded Warrants”) and 10,386 ordinary warrants to purchase up to 10,386 ordinary shares, at a purchase price of $202.5 per pre-funded warrant and accompanying ordinary warrant (all such ordinary warrants sold with the ordinary shares and January Pre-Funded Warrants, the “January Ordinary Warrants”). The aggregate gross proceeds to the Company from the January Offering were approximately $5,000, net of transaction costs of $745.

The January Pre-Funded Warrants were immediately exercisable at an exercise price of $0.015 per ordinary share and were not to expire until exercised in full. The January Ordinary Warrants have an exercise price of $202.5 per ordinary share, were immediately exercisable, and can be exercised for five years from issuance.

As of March 31, 2026, all 10,386 January Pre-Funded Warrants had been exercised for 10,386 ordinary shares, and a total of 4,270 January Ordinary Warrants had been exercised for 4,270 ordinary shares,  for total proceeds of $0.9 million.

As compensation for the placement agent's role in the January Offering, the Company issued to it warrants to purchase up to 1,729 ordinary shares. Those placement agent warrants had an exercise price of $253.1 per ordinary share, were exercisable for five years from the date of the commencement of sales in the January Offering, and otherwise reflected substantially the same terms as the ordinary warrants sold in the January Offering.

b.	Induced Warrant Exercise Transactions
On January 29, 2025, the Company entered into an inducement offer letter agreement (the “January Inducement Offer”) with holders of 14,810 of the Company’s January Ordinary Warrants. Pursuant to the January Inducement Offer, on January 30, 2025, those holders exercised those warrants for cash and purchased 14,810 ordinary shares at a cash exercise price of $202.5 per share. As consideration for the holders’ agreement to exercise, the Company issued to them new ordinary warrants to purchase up to an aggregate of 14,810 ordinary shares at an exercise price of $225 per share (the “January New Ordinary Warrants”). The exercising holders also paid the Company an additional $18.75 per January New Ordinary Warrant issued to them. The Company received aggregate gross proceeds of approximately $3,276 from the exercise of the existing January Ordinary Warrants by the holders, net of placement agent fees and other offering expenses of $462.

Upon exercise for cash of any January New Ordinary Warrants, in certain circumstances, the placement agent will receive from the Company a cash fee of 8.0% of the aggregate gross exercise price. Pursuant to the January Inducement Offer transaction, the Company also issued to the placement agent warrants to purchase up to 1,037 ordinary shares, which have the same terms as the January New Ordinary Warrants issued in the transaction, except that the placement agent warrants have an exercise price equal to $276.6 per share. Upon exercise for cash of any January New Ordinary Warrants, in certain circumstances, the Company will issue to the placement agent warrants that are exercisable for 7.0% of the number of ordinary shares issuable upon the exercise of those January New Ordinary Warrants. As of March 31, 2026, the payment of cash fees and issuance of additional warrants to the placement agent upon exercise of January New Ordinary Warrants were not probable.

Both the January New Ordinary Warrants and the placement agent warrants were immediately exercisable from the date of their issuance until April 1, 2027.

NOTE 8  - WARRANTS TO PURCHASE ORDINARY SHARES:

a.	January and September Public Offerings of Ordinary Shares, Pre-Funded Warrants, and Ordinary Warrants.

On January 15, 2025, and again on September 11, 2025, the Company offered and sold in, and on January 17, 2025 and September 12, 2025, the Company completed, public offerings (the “January Offering” and “September Offering”, respectively) of its securities. In the January Offering, the Company offered and sold 14,309 ordinary shares and 14,309 ordinary warrants to purchase up to 14,309 ordinary shares, at a purchase price of $202.5 per ordinary share and accompanying warrant, and 10,386 pre-funded warrants to purchase up to 10,386 ordinary shares (the “January Pre-Funded Warrants”) and 10,386 ordinary warrants to purchase up to 10,386 ordinary shares, at a purchase price of $202.5 per pre-funded warrant and accompanying ordinary warrant (all such ordinary warrants sold with the ordinary shares and January Pre-Funded Warrants, the “January Ordinary Warrants”). In the September Offering, the Company offered and sold 139,225 ordinary shares and 10,775 pre-funded warrants to purchase 10,775 ordinary shares (the “September Pre-Funded Warrants”), each of which ordinary share and pre-funded warrant was sold together with two ordinary warrants— one Series A ordinary warrant and one Series B ordinary warrant, or 150,000 Series A ordinary warrants and 150,000 Series B ordinary warrants in total (collectively, the “September Ordinary Warrants”). The purchase price was $40.00 per ordinary share and accompanying two September Ordinary Warrants, and $39.999 per pre-funded warrant and accompanying two September Ordinary Warrants. The aggregate gross proceeds to the Company from the January Offering and September Offering were approximately $5,000 and $6,000, respectively, net of transaction costs of $745 and $805, respectively.

The January Pre-Funded Warrants were immediately exercisable at an exercise price of $0.015 per ordinary share, and the September Pre-Funded Warrants were immediately exercisable at an exercise price of $0.001 per ordinary share, and do not expire until exercised in full. The January Ordinary Warrants are exercisable at a price of $202.5 per ordinary share. and expire five years after issuance. The September Ordinary Warrants are exercisable at a price of $40 per ordinary share, with Series A ordinary warrants and Series B ordinary warrants expiring five years and one year, respectively, after issuance.

As of December 31, 2025, all 10,386 January Pre-Funded Warrants had been exercised for 10,386 ordinary shares, and a total of 4,270 January Ordinary Warrants had been exercised for 4,270 ordinary shares,  for total proceeds of $0.9 million.

As of December 31, 2025, all 10,775 September Pre-Funded Warrants had been exercised for 10,775 ordinary shares, and a total of 44,500 September Ordinary Warrants had been exercised for 44,500  ordinary shares,  for total proceeds of $1.78 million. These exercises of September Ordinary Warrants occurred subsequent to, and were not related to, the January Inducement Offer or July Inducement Offer transactions (which are described in b. below).

As compensation for the placement agent’s role in the January Offering and September Offering, the Company issued to it warrants to purchase up to 1,729, and 10,500, ordinary shares, respectively. Those placement agent warrants had exercise prices of $253.1 and $50 per ordinary share, respectively, were exercisable for five years from the date of the commencement of sales in the January Offering or September Offering (as applicable), and otherwise reflected substantially the same terms as the January Ordinary Warrants or September Ordinary Warrants (as applicable) sold in the January Offering or September Offering (as applicable).

b.	Induced Warrant Exercise Transactions

On January 29, 2025, the Company entered into an inducement offer letter agreement (the “January Inducement Offer”) with holders of 14,810 of the Company’s January Ordinary Warrants. Pursuant to the January Inducement Offer, on January 30, 2025, those holders exercised those warrants for cash and purchased 14,810 ordinary shares at a cash exercise price of $202.5 per share. As consideration for the holders’ agreement to exercise, the Company issued to them new ordinary warrants to purchase up to an aggregate of 14,810 ordinary shares at an exercise price of $225 per share (the “January New Ordinary Warrants”). The exercising holders also paid the Company an additional $18.8 per January New Ordinary Warrant issued to them. The Company received aggregate gross proceeds of approximately $3,276 from the exercise of the existing January Ordinary Warrants by the holders, net of placement agent fees and other offering expenses of $462.

Upon exercise for cash of any January New Ordinary Warrants, in certain circumstances, the placement agent will receive from the Company a cash fee of 8.0% of the aggregate gross exercise price. Pursuant to the January Inducement Offer transaction, the Company also issued to the placement agent warrants to purchase up to 1,037 ordinary shares, which have the same terms as the January New Ordinary Warrants issued in the transaction, except that the placement agent warrants have an exercise price equal to $276.6 per share. Upon exercise for cash of any January New Ordinary Warrants, in certain circumstances, the Company will issue to the placement agent warrants that are exercisable for 7.0% of the number of ordinary shares issuable upon the exercise of those January New Ordinary Warrants. As of December 31, 2025, the payment of cash fees and issuance of additional warrants to the placement agent upon exercise of January New Ordinary Warrants were not probable.

Both the January New Ordinary Warrants and the placement agent warrants were immediately exercisable from the date of their issuance until April 1, 2027.

On July 31, 2025, the Company entered into an additional inducement offer letter agreement (the “July Inducement Offer”) with holders of 15,211 of the Company’s existing ordinary warrants, of which (i) 2,247 were January Ordinary Warrants, and (ii) 12,964 were January New Ordinary Warrants.

The closing under the July Inducement Offer occurred on August 1, 2025, when those holders exercised those warrants for cash and purchased 15,211 ordinary shares at a reduced cash exercise price of $115.7 per share. The Company received aggregate gross proceeds of approximately $1,760 from the exercise of the existing ordinary warrants by the holders, net of placement agent fees and other offering expenses of $278.

As consideration for the holders’ agreement to exercise, the Company issued to them new ordinary warrants to purchase up to an aggregate of 30,422 ordinary shares at an exercise price of $113.2 per share (the “July Ordinary Warrants”). The July Ordinary Warrants are exercisable from August 19, 2025 until the 24-month anniversary of the effective date of the resale registration statement under which the Company registered the resale of the ordinary shares underlying those warrants and the placement agent warrants (as referenced below)—i.e., until September 4, 2027.

Pursuant to the July Inducement Offer transaction, the Company also issued to the placement agent warrants to purchase up to 1,065 ordinary shares, which have the same terms as the July Ordinary Warrants, except that the placement agent warrants have an exercise price equal to $144.6 per share. Upon exercise for cash of any July Ordinary Warrants, in certain circumstances, the placement agent will receive from the Company a cash fee of 8.0% of the aggregate gross exercise price, as well as additional placement agent warrants exercisable for 7.0% of the number of ordinary shares issuable upon the exercise of those July Ordinary Warrants.

Summary of Outstanding warrants to purchase ordinary shares:

Below is a summary of the Company's Outstanding warrants to purchase ordinary shares for the year ended December 31, 2025:

Warrant Type	Exercise Price	Expiration date	Number of Ordinary Shares Issuable Upon Warrant Exercise

Ordinary Private Warrants	$15,525	August 15, 2029	141
Ordinary Public Warrants	$15,525	August 15, 2029	4,260
January Ordinary Warrants	$202.5	January 17, 2030	3,367
January Placement Agent Warrants	$253.1	January 15, 2030	1,729
January Inducement Ordinary Warrants	$225	January 31, 2027	1,847
January Inducement Placement Agent Warrants	$276.6	January 31, 2027	1,037
July Inducement Ordinary Warrants	$113.2	August 12, 2027	30,422
July Inducement Placement Agent Warrants	$144.6	August 12, 2027	1,065
September Ordinary Warrants - Series A	$40.0	September 11, 2030	150,000
September Ordinary Warrants - Series B	$40.0	September 11, 2026	105,500
September Placement Agent Warrants	$50.0	September 11, 2030	10,500
			309,868